Intangible assets (as restated)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible assets (as restated)

7	Intangible assets (as restated)

Acquisition and Initial Recognition (as restated)

During the year ended December 31, 2023, the Company acquired certain intellectual property rights from Davion Healthcare Ltd (“a UK company”) at the initial fair value of €65 million in exchange for 12,258,458 shares. These rights were recognized as intangible assets in accordance with the requirements of IAS 38 – Intangible Assets and measured initially at cost.

The non cash transaction was completed at a share price of €5.30 per share (par value being €0.01), with shares being distributed to all shareholders of the UK company on a pari pasu basis to their percentage shareholding in the UK company at the time of transfer. There are no future payment obligations related to the intellectual property rights. General meetings of the shareholders of both the seller and buyer took place, and resolutions were passed by both parties, fully approving the terms of the sale and purchase agreement. This transaction was considered a related party transaction as Jack Kaye, CEO of Davion, was a director and shareholder of both the seller and buyer, but declared his interest prior to the transaction and excluded himself from voting either as a director or shareholder in respect of both buyer and seller. The property rights were developed, but not commercially ready for production pending the Company finalizing the required regulatory requirements for each product.

Subsequent Development Activities and Regulatory Approval

In 2024, the Company invested further in the enhancement and development of the intellectual property; however, none of these costs met the recognition criteria under IAS 38 due to there being no active market in accordance with “IAS” 38. These costs primarily related to technical refinement and commercialization readiness.

During the same period, Footflow and ThermaDerm were added to the portfolio and the regulatory registration for BreastCheck, Testic, Footflow and ThermaDerm was established with the U.S. Food and Drug Administration (FDA), the EU under the CE mark, and the UK Regulatory authority under the UKCA mark, enabling future commercialisation of the related products. These intangible assets were tested for impairment under IAS 36 – Impairment of Assets, and no impairment losses were identified as of December 31, 2024 or December 31, 2023.

Valuation Assessment (as restated)

Management’s estimate of fair value exceeds the carrying value at due to the following post acquisition:

•	The impact of regulatory approval and technical milestones
•	Updated assumptions around market potential and future cash flows
•	A significant distribution agreement entered into during 2024 that supports commercial forecasts

Measurement Basis and Accounting Policy Application

In accordance with IAS 38, in respect of the intellectual property held by the Company, the cost model continues to be applied.

As at December 31, 2024, the asset is carried at cost, plus capitalized development expenditures, less accumulated amortization and any impairment losses, if applicable.

The carrying amount of the intellectual property as of December 31, 2024, was €65 million (2023: €65 million). BreastCheck is expected to be available in the second half of 2026.

Impairment Assessment and Recoverability

Consistent with the Company’s policy under IAS 36, the asset was reviewed for impairment at the reporting date. The recoverable amount, based on a value-in-use model incorporating cash flow projections and commercial assumptions, was higher than the carrying amount. No impairment loss was recorded.

Management Commentary (as restated)

While the estimated fair value of the asset significantly exceeds its carrying value, this difference is not recognized in the statement of financial position, consistent with the Company’s cost accounting policy. The Company believes this asset will contribute materially to revenue and operating income from the second half of 2026 onwards, upon commercial launch of related products.

	Initial Recognition	Revaluation for the period	Fair Value
	€	€	€
BreastCheck IP Rights	60,000,000	0.00	60,000,000
Tricos IP Rights	1,000,000	0.00	1,000,000
Testic IP Rights	1,000,000	0.00	1,000,000
Davion Masks IP Rights	1,500,000	0.00	1,500,000
Bio-Genex IP Rights	1,000,000	0.00	1,000,000
Merit IP Rights	500,000	0.00	500,000
Total	65,000,000	0.00	65,000,000

During the years ended December 31, 2024 and 2023, there was no amortization of these Intellectual Property Rights as they have indefinite useful life and are not subject to amortisation during the period.

Intellectual Property Rights
€
Cost

Additions	65,000,000

At December 31, 2023	65,000,000

At December 31, 2024	65,000,000

Carrying amount

At December 31, 2024	65,000,000

At December 31, 2023	65,000,000